BALANCE SHEET DETAILS (Tables)	12 Months Ended
Dec. 31, 2013
BALANCE SHEET DETAILS
Schedule of inventories

	December 31, 2013	December 31, 2012
	(in thousands)
Inventories:
Raw materials	$3,225	$3,833
Work in process	1,344	2,574
Finished goods(1)	18,786	19,621

Total Inventory	$23,355	$26,028

(1)
Includes finished goods at customer sites of approximately $14.7 million and $14.4 million at December 31, 2013 and 2012, respectively, for which the customer has taken possession, but based on specific contractual terms, title has not yet passed to the customer.

Schedule of Prepaid and other current assets

	December 31, 2013	December 31, 2012
	(in thousands)
Prepaids and other current assets
Prepaid-Tax	$4,894	$8,517
Advance to Suppliers	223	3,064
Deferred Taxes—Current	3,534	3,493
Other Receivable(1)	8,579	9,890
Prepaid others	4,322	2,190

Total Prepaids and other current assets	$21,552	$27,154

(1)
The other receivable balance includes loans of approximately $5.6 million and $4.0 million as of December 31, 2013 and December 31, 2012, respectively, made to ESA Cultural Investment (Hong Kong) limited ("borrower" or ESA), a movie investment company with its operations located in Beijing. The Company signed the loan agreement to for a total amount of $5.6 million in the fourth quarter of 2012, and $4 million was drawdown in the fourth quarter of 2012 and the remaining in the first quarter of 2013. The loan bears interest at 20% per annum and matured on December 31, 2013. However, as of December 31, 2013, the Company has not received any repayment. The Company has performed an assessment on the need for a provision and due to communications and negotiations with the borrower has concluded that the loans will be collectible, therefore, the Company agreed to extend the maturity date on50% of the loan, or $2.8 million, to June 30, 2014, with the other half extended to December 31, 2014.

Schedule of property, plant and equipment, net

	December 31, 2013	December 31, 2012
	(in thousands)
Property, plant and equipment, net:
Leasehold improvements	$6,009	$9,992
Automobiles	2,129	2,055
Software	7,191	28,542
Computer, Equipment and Furniture	53,085	69,523
Others	93	804

Total	68,507	110,916

Less: accumulated depreciation	(63,736)	(102,050)

Total Property, plant and equipment, net	$4,771	$8,866

Schedule of other current liabilities

	December 31, 2013	December 31, 2012
	(in thousands)
Other current liabilities:
Accrued contract costs	$3,175	$4,325
Accrued payroll and compensation	8,136	7,341
Warranty costs	617	1,329
Accrued professional fees	1,946	2,103
Accrued other taxes	2,722	4,219
Other	5,834	6,883

Total other current liabilities	$22,430	$26,200

Schedule of other long-term liabilities

	December 31, 2013	December 31, 2012
	(in thousands)
Other long-term liabilities
Non Current Income Tax Payable	$13,606	$16,128
Non Current Deferred Tax Liability	37	133
Non Current Deferred Rent	475	878
Others	2,668	3,798

Total other long-term liabilities	$16,786	$20,937